Taxation (Tables)	6 Months Ended
Dec. 31, 2023
Taxation [Abstract]
Schedule of Effective Tax Rate	The following table reconciles the statutory rate to the Company’s effective tax rate:
	For the six months ended December 31,
	2023	2022
	(Unaudited)	(Unaudited)
Income tax expense computed at applicable tax rates (25%)	25.0%	25.0%
Effect of PRC preferential tax rate and tax exemption	(14.2)%	—%
Non-deductible expenses	62.3%	10.0%
Change of Valuation Allowance	(80.1)%	22.0%
Effective tax rate	(7.0)%	57.0%

Schedule of Provisions for Income Taxes	Significant components of the provision for income taxes are as follows:
	For the six months ended December 31,
	2023	2022
Current income tax expense	$14,508	$241,532
Deferred tax expense (benefits)	—	—
Income tax provision	$14,508	$241,532

Schedule of Deferred Tax Assets	The following table presents the significant components of the Company’s deferred tax assets for the periods presented:
	December 31, 2023	June 30, 2023
	(Unaudited)
Deferred tax assets
Net operating loss carry forwards	$620,427	$574,840
Less: valuation allowances	(620,427)	(574,840)
Total deferred tax assets	$—	$—